SCHEDULE OF COMPONENTS OF ACCRUED LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Payroll and benefits related expenses	$ 1,448	$ 1,189
Collaboration and research agreements expenses	228	217
Professional services	253	951
Other accrued liabilities	516	506
Total accrued liabilities	$ 2,445	$ 2,863